Pension and Post-Retirement and Post-Employment Benefits - Schedule of Estimated Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2019 CAD ($)
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2021	$ 65
2022	64
2023	64
2024	64
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2020	345
2021	354
2022	362
2023	369
2024	375
2025 through to 2029	1,945
Total estimated future benefit payments through to 2029	3,750
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2020	60
2021	61
2022	62
2023	64
2024	64
2025 through to 2029	340
Total estimated future benefit payments through to 2029	$ 651